Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Non-capital losses with no deferred tax asset recognized	$ 117,000	$ 97,600
Deferred tax assets	$ 3,723	$ 8,387
Average effective tax rate	21.20%	118.10%
Foreign countries [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized tax benefits	$ 42,500	$ 16,800
Canada [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	24.00%	26.50%